INVENTORIES (Details) In Thousands, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY
Work in progress and supplies		498,384	436,251
Finished goods		71,571	86,861
Provision		(53,587)	(52,301)	(27,547)
Inventories	$ 83,928	516,368	470,811